Interim Condensed Consolidated Statement of Financial Position - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Non-current Assets:
Equipment	$ 1	$ 12
Other non-current assets	5	5
Total non-current assets	6	17
Prepaid expenses	269	502
Other receivables	259	518
Income tax receivable	670	417
Cash and cash equivalents	89,261	109,554
Total current assets	90,459	110,991
Total assets	90,465	111,008
Equity and Liabilities
Share capital	152	151
Other components of equity:
Foreign currency translation reserve	89,388	91,902
Accumulated deficit	(4,325)	(2,373)
Equity attributable to shareholders of the Parent	85,215	89,680
Total equity	85,215	89,680
Non-current liabilities:
Deferred tax, net		43
Total non-current liabilities		43
Trade payables	530	1,203
Income tax payable	3,574	7,039
Accrued liabilities	1,146	13,043
Total current liabilities	5,250	21,285
Total equity and liabilities	$ 90,465	$ 111,008